UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Westchester Capital Management, Inc.
Address:     100 Summit Lake Drive
             Valhalla, NY 10595

Form 13F File Number:  28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frederick W. Green
Title:       President
Phone:       914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green                    Valhalla, New York         2/16/10
----------------------------------      ---------------------------     -------
         [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     102

Form 13F Information Table Value Total:     $1,779,337,204 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.    FORM 13F FILE NUMBER           NAME
---    --------------------           ----
1      28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
December 31, 2009

                                                               FAIR
                                     TITLE OF                  MARKET     SHRS OR  SH/  PUT/ INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP      VALUE      PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE SHARED NONE
----------------------------         -----          --------   --------  -------  ---  ----- -------    --------  ----  ------------
Equities
COMMON STOCK
Affiliated Computer Services, Inc.  COMMON STOCK    008190100  52,712,239   883,100 SH       (a) Sole             Sole
Affiliated Computer Services, Inc.  COMMON STOCK    008190100   2,357,755    39,500 SH       (b) Shared   1       Sole
Alcon Inc. ADR                      COMMON STOCK    H01301102  55,632,475   338,500 SH       (a) Sole             Sole
Alcon Inc. ADR                      COMMON STOCK    H01301102   1,890,025    11,500 SH       (b) Shared   1       Sole
BHP Billiton plc ADR                COMMON STOCK    05545E209  31,042,338   486,176 SH       (a) Sole             Sole
BHP Billiton plc ADR                COMMON STOCK    05545E209   1,366,390    21,400 SH       (b) Shared   1       Sole
BJ Services Company                 COMMON STOCK    055482103  86,848,422 4,669,270 SH       (a) Sole             Sole
BJ Services Company                 COMMON STOCK    055482103   4,403,178   236,730 SH       (b) Shared   1       Sole
Black & Decker Corp.                COMMON STOCK    091797100 119,831,772 1,848,400 SH       (a) Sole             Sole
Black & Decker Corp.                COMMON STOCK    091797100   4,136,154    63,800 SH       (b) Shared   1       Sole
The Blackstone Group, LP            COMMON STOCK    09253U108       2,624       200 SH       (a) Sole             Sole
The Blackstone Group, LP            COMMON STOCK    09253U108      34,112     2,600 SH       (b) Shared   1       Sole
Brocade Communications
  Systems, Inc.                     COMMON STOCK    111621306   8,991,421 1,178,430 SH       (a) Sole             Sole
Brocade Communications
  Systems, Inc.                     COMMON STOCK    111621306     280,784    36,800 SH       (b) Shared   1       Sole
Burlington Northern Santa Fe Corp.  COMMON STOCK    12189T104 195,849,754 1,985,903 SH       (a) Sole             Sole
Burlington Northern Santa Fe Corp.  COMMON STOCK    12189T104   8,698,284    88,200 SH       (b) Shared   1       Sole
CC Media Holdings, Inc.             COMMON STOCK    12502P102       3,410     1,100 SH       (a) Sole             Sole
CC Media Holdings, Inc.             COMMON STOCK    12502P102      79,050    25,500 SH       (b) Shared   1       Sole
CF Industries Holdings Inc.         COMMON STOCK    125269100  54,068,568   595,600 SH       (a) Sole             Sole
CF Industries Holdings Inc.         COMMON STOCK    125269100   2,205,954    24,300 SH       (b) Shared   1       Sole
Cadbury plc ADR                     COMMON STOCK    12721E102  47,632,877   926,890 SH       (a) Sole             Sole
Cadbury plc ADR                     COMMON STOCK    12721E102   1,915,459    37,273 SH       (b) Shared   1       Sole
Canplats Resources Corp.            COMMON STOCK    138054101     114,289    23,300 SH       (a) Sole             Sole
Canplats Resources Corp.            COMMON STOCK    138054101     866,731   176,700 SH       (b) Shared   1       Sole
Cenovus Energy Inc.                 COMMON STOCK    15135U109   4,354,283   172,789 SH       (a) Sole             Sole
Cenovus Energy Inc.                 COMMON STOCK    15135U109     322,560    12,800 SH       (b) Shared   1       Sole
Comcast Corporation Special Class A COMMON STOCK    20030N200  15,529,700   970,000 SH       (a) Sole             Sole
Comcast Corporation Special Class A COMMON STOCK    20030N200     986,216    61,600 SH       (b) Shared   1       Sole
DirecTV Group Inc. Class A          COMMON STOCK    25490A101      28,948       868 SH       (a) Sole             Sole
DirecTV Group Inc. Class A          COMMON STOCK    25490A101       5,636       169 SH       (b) Shared   1       Sole
EnCana Corporation                  COMMON STOCK    292505104   5,596,636   172,789 SH       (a) Sole             Sole
EnCana Corporation                  COMMON STOCK    292505104     414,592    12,800 SH       (b) Shared   1       Sole
Encore Acquisition Company          COMMON STOCK    29255W100  55,102,950 1,147,500 SH       (a) Sole             Sole
Encore Acquisition Company          COMMON STOCK    29255W100   2,194,514    45,700 SH       (b) Shared   1       Sole
Fomento Economico Mexicano
  SAB de CV ADR                     COMMON STOCK    344419106  75,521,363 1,577,305 SH       (a) Sole             Sole
Fomento Economico Mexicano
  SAB de CV ADR                     COMMON STOCK    344419106   3,567,060    74,500 SH       (b) Shared   1       Sole
Huntsman Corporation                COMMON STOCK    447011107   9,120,717   807,858 SH       (a) Sole             Sole
Huntsman Corporation                COMMON STOCK    447011107     522,727    46,300 SH       (b) Shared   1       Sole
IMS Health Inc.                     COMMON STOCK    449934108  23,134,410 1,098,500 SH       (a) Sole             Sole
IMS Health Inc.                     COMMON STOCK    449934108   1,309,932    62,200 SH       (b) Shared   1       Sole
Liberty Acquisition Holdings Corp.  COMMON STOCK    53015Y107  12,285,735 1,270,500 SH       (a) Sole             Sole
Liberty Acquisition Holdings Corp.  COMMON STOCK    53015Y107   1,576,210   163,000 SH       (b) Shared   1       Sole
MPS Group Inc.                      COMMON STOCK    553409103  51,516,756 3,749,400 SH       (a) Sole             Sole
MPS Group Inc.                      COMMON STOCK    553409103   2,352,288   171,200 SH       (b) Shared   1       Sole
Marvel Entertainment, Inc.          COMMON STOCK    57383T103 103,303,183 1,910,192 SH       (a) Sole             Sole
Marvel Entertainment, Inc.          COMMON STOCK    57383T103   4,153,777    76,808 SH       (b) Shared   1       Sole
McDonald's Corporation              COMMON STOCK    580135101   1,873,200    30,000 SH       (a) Sole             Sole
Pepsi Bottling Group Inc.           COMMON STOCK    713409100 121,676,250 3,244,700 SH       (a) Sole             Sole
Pepsi Bottling Group Inc.           COMMON STOCK    713409100   5,700,000   152,000 SH       (b) Shared   1       Sole
PepsiAmericas Inc.                  COMMON STOCK    71343P200   5,603,290   191,500 SH       (a) Sole             Sole
PepsiAmericas Inc.                  COMMON STOCK    71343P200     248,710     8,500 SH       (b) Shared   1       Sole
Pfizer Inc.                         COMMON STOCK    717081103   1,819,000   100,000 SH       (a) Sole             Sole
Rio Tinto plc ADR                   COMMON STOCK    767204100  15,023,452    69,750 SH       (a) Sole             Sole
Rio Tinto plc ADR                   COMMON STOCK    767204100   1,023,102     4,750 SH       (b) Shared   1       Sole
Sapphire Industrials Corp.          COMMON STOCK    80306T109  25,693,364 2,559,100 SH       (a) Sole             Sole
Sapphire Industrials Corp.          COMMON STOCK    80306T109   1,786,116   177,900 SH       (b) Shared   1       Sole
Sun Microsystems, Inc.              COMMON STOCK    866810203  55,114,340 5,882,000 SH       (a) Sole             Sole
Sun Microsystems, Inc.              COMMON STOCK    866810203   2,670,216   284,975 SH       (b) Shared   1       Sole
SunPower Corp. Class B              COMMON STOCK    867652307  23,662,522 1,129,476 SH       (a) Sole             Sole
SunPower Corp. Class B              COMMON STOCK    867652307   1,613,758    77,029 SH       (b) Shared   1       Sole
Switch & Data Facilities Co., Inc.  COMMON STOCK    871043105  46,305,152 2,291,200 SH       (a) Sole             Sole
Switch & Data Facilities Co., Inc.  COMMON STOCK    871043105   2,172,575   107,500 SH       (b) Shared   1       Sole
Terra Industries Inc.               COMMON STOCK    880915103  55,283,106 1,717,400 SH       (a) Sole             Sole
Terra Industries Inc.               COMMON STOCK    880915103   2,578,419    80,100 SH       (b) Shared   1       Sole
3Com Corporation                    COMMON STOCK    885535104  21,232,815 2,831,042 SH       (a) Sole             Sole
3Com Corporation                    COMMON STOCK    885535104     801,000   106,800 SH       (b) Shared   1       Sole
Varian, Inc.                        COMMON STOCK    922206107  48,067,905   932,633 SH       (a) Sole             Sole
Varian, Inc.                        COMMON STOCK    922206107   2,323,217    45,076 SH       (b) Shared   1       Sole
Verizon Communications Inc.         COMMON STOCK    92343V104   1,987,800    60,000 SH       (a) Sole             Sole
XTO Energy Inc.                     COMMON STOCK    98385X106 132,289,443 2,843,100 SH       (a) Sole     1       Sole
XTO Energy Inc.                     COMMON STOCK    98385X106   5,402,133   116,100 SH       (b) Shared           Sole
Xerox Corporation                   COMMON STOCK    984121103   1,226,700   145,000 SH       (a) Sole     1       Sole

PREFERRED STOCK
Bank of America preferred 10%       PREFERRED STOCK 060505419 127,810,688 8,566,400 SH       (a) Sole             Sole
Bank of America preferred 10%       PREFERRED STOCK 060505419   4,496,888   301,400 SH       (b) Shared           Sole
Citigroup Inc. Trust Pfd. 7.25%     PREFERRED STOCK 17311U200     124,338     6,095 SH       (a) Sole             Sole
Bank of America (CFC) V 7%
  Series B Pfd.                     PREFERRED STOCK 222388209     655,995    30,300 SH       (a) Sole             Sole
Fifth Third Capital Trust VII
  8.875% Pfd.                       PREFERRED STOCK 316780204       9,808       400 SH       (a) Sole             Sole
JPM Chase Capital XXVI 8.0%
  preferred                         PREFERRED STOCK 48124G104     389,470    14,500 SH       (a) Sole             Sole
KeyCorp Capital Pfd. Series F       PREFERRED STOCK 49327R103   1,946,008    87,658 SH       (a) Sole             Sole


Fixed Income
CORPORATE BONDS
Adanced Micro Devices
  convertible note                  CORPORATE BONDS 007903AN7     515,450   520,000 PRN      (a) Sole             Sole
5.750% Due 08-15-12

Other
PUTS
The Blackstone Group                PUTS            09253U108   1,355,680     6,352     PUT  (a) Sole             Sole
The Blackstone Group                PUTS            02953U108     151,620       798     PUT  (b) Shared           Sole
The Walt Disney Company             PUTS            254687106      17,016     6,807     PUT  (a) Sole             Sole
The Walt Disney Company             PUTS            254687108         639       256     PUT  (b) Shared           Sole
iShares MSCI Mexico Investable
  Market Index                      PUTS            464286822     426,720     1,778     PUT  (a) Sole             Sole
iShares MSCI Mexico Investable
  Market Index                      PUTS            464286822      19,200        80     PUT  (b) Shared           Sole
Global Alternative Energy ETF       PUTS            57060U407   1,690,487     6,565     PUT  (a) Sole             Sole
Global Alternative Energy ETF       PUTS            57060U407     157,075       610     PUT  (b) Shared           Sole
McDonald's Corp.                    PUTS            580135101      25,500       300     PUT  (a) Sole             Sole
Pfizer Inc.                         PUTS            717081103      16,500     1,000     PUT  (a) Sole             Sole
SPDR Trust Series 1                 PUTS            78462F103     793,250     4,750     PUT  (a) Sole             Sole
SPDR Trust Series 1                 PUTS            78462F103      41,750       250     PUT  (b) Shared           Sole
Sun Microsystems                    PUTS            866810203         110        55     PUT  (a) Sole             Sole
Sun Microsystems                    PUTS            866810203         332       166     PUT  (b) Shared           Sole
Verizon Communications              PUTS            92343V104      11,400       600     PUT  (a) Sole             Sole
Materials Select Sector SPDR        PUTS            81369Y803      88,680     1,478     PUT  (a) Sole             Sole
Materials Select Sector SPDR        PUTS            81369Y803      18,540       309     PUT  (a) Sole             Sole
Technology Select Sector SPDR       PUTS            81369Y803       9,610     1,922     PUT  (a) Sole             Sole
Technology Select Sector SPDR       PUTS            81369Y103         390        78     PUT  (a) Sole             Sole

CALLS
Sun Microsystems                    CALLS           866810203      61,500     1,500     CALL (a) Sole             Sole
Sun Microsystems                    CALLS           866810203      20,500       500     CALL (b) Shared           Sole

OTHER ASSETS
Powershares S&P 500
  BuyWrite Portfolio                OTHER ASSETS    73936G308   1,440,217    66,956          (a) Sole             Sole

TOTAL                                                       1,779,337,204